Related Party Transaction and Balance - Schedule of Nature Relationships with Related Parties (Details)	6 Months Ended
Sep. 30, 2024
Chan Sze Ho [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of the Company
Cheung Yuk Shan [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Former director of the Company, resigned as a director and appointed as a consultant of the Company effective April 1, 2024
I Win Growth SPC - Fund 1 SP [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Fund managed by IWAML
Lau Kam Yan, Karen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024, and the sole director of Oriental Moon Tree Limited
Lobster Financial Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	10% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024
Oriental Moon Tree Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	73% shareholder of the Company
Tse Tim [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Spouse of Lau Kam Yan, Karen, the Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024
Wu Hin Lun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling party of Capital Hero Global Limited, which is 14% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024
Zhu Jian Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling party of Lobster Financial Holdings Limited as of September 30, 2024 and March 31, 2024 and spouse of former director Fong Wai Lok, Raymond